Securities (Tables)	12 Months Ended
Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of gross unrealized or unrecognized gains and losses
	2019
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
U.S. Treasury securities	$496	$1	$-	$497
Agency bonds	501	4	-	505
Agency mortgage-backed: residential	43	-	-	43
	$1,040	$5	$-	$1,045

Held-to-maturity Securities
Agency mortgage-backed: residential	$775	$14	$14	$775

	2018
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities	$48	$-	$-	$48
Agency mortgage-backed:residential

Held-to-maturity Securities	$1,002	$19	$23	$998
Agency mortgage-backed: residential

Schedule of Available-for-sale Securities
(in thousands)	Amortized Cost	Fair Value
Available for sale:
Within one year	$496	$497
One to five years	501	505
	$997	$1,002